Operating Expenses, Commissions, and Premium Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of operating expenses

For the years ended December 31,	2022	2021
Operating expenses:
Employee expenses(1)	$5,107	$5,102
Premises and equipment	216	182
Capital asset depreciation	241	245
Service fees	1,152	1,101
Amortization of intangible assets (Note 9)	287	193
Impairment of intangible assets (Note 9)	18	9
Impairment of goodwill (Note 9)	170	—
Other expenses	1,850	1,747
Operating expenses	$9,041	$8,579
Commissions	2,836	2,809
Premium taxes	487	429
Total operating expenses, commissions and premium taxes	$12,364	$11,817

(1)    See table below for further details.

Summary of employee expenses
Employee expenses for the years ended December 31 consist of the following:

	2022	2021
Salaries, bonus, employee benefits	$4,846	$4,320
Share-based payments (Note 19)	227	757
Other personnel costs	34	25
Total employee expenses	$5,107	$5,102